UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas G. Hess
                                         Advisors Series Trust
                                         c/o U.S. Bancorp Fund Services, LLC
                                         777 East Wisconsin Avenue,
                                         5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6609

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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

Alpha Defensive Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Alpha Opportunistic Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 RBB FUNDS INC                                                                               Agenda Number:  933636308
--------------------------------------------------------------------------------------------------------------------------
        Security:  749255261
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2012
          Ticker:  BPLSX
            ISIN:  US7492552614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JULIAN A. BRODSKY                                         Mgmt          No vote
       ROBERT SABLOWSKY                                          Mgmt          No vote
       JAY F. NUSBLATT                                           Mgmt          No vote
       J. RICHARD CARNALL                                        Mgmt          No vote
       NICHOLAS A. GIORDANO                                      Mgmt          No vote
       ARNOLD M. REICHMAN                                        Mgmt          No vote
       ROBERT A. STRANIERE                                       Mgmt          No vote
       GREGORY P. CHANDLER                                       Mgmt          No vote

2.     TO RATIFY THE SELECTION OF ERNST & YOUNG                  Mgmt          No vote
       LLP AS THE INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       AUGUST 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 YACKTMAN FUND, INC.                                                                         Agenda Number:  933645573
--------------------------------------------------------------------------------------------------------------------------
        Security:  984281204
    Meeting Type:  Special
    Meeting Date:  26-Jun-2012
          Ticker:  YAFFX
            ISIN:  US9842812045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AN AGREEMENT AND PLAN OF                       Mgmt          No vote
       REORGANIZATION, WHICH PROVIDES FOR THE
       ACQUISITION OF THE ASSETS AND ASSUMPTION OF
       THE LIABILITIES OF THE YACKTMAN FOCUSED
       FUND IN EXCHANGE FOR SHARES OF YACKTMAN
       FOCUSED FUND. A VOTE TO APPROVE THE PLAN
       WILL ALSO CONSTITUTE A VOTE TO APPROVE THE
       LIQUIDATION AND DISSOLUTIION OF THE
       YACKTMAN FOCUSED FUND IN CONNECTION WITH
       THE REORGANIZATION



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Douglas G. Hess
Name                 Douglas G. Hess
Title                President
Date                 08/09/2012